CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CHANGES IN OPERATING WORKING CAPITAL
(Increase) decrease in Accounts receivable	$ (332)	$ (13)	$ (394)
(Increase) decrease in Inventories	(55)	(16)	(56)
(Increase) decrease in Other current assets	(159)	(97)	618
Increase (decrease) in Accounts payable and other	13	365	(206)
Increase (decrease) in Accrued interest	30	(40)	245
(Increase) Decrease in Operating Working Capital	$ (503)	$ 199	$ 207